Goodwill and Intangible Assets - Schedule of Activity in Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity in Goodwill [Abstract]
Balance	$ 4,779,625	$ 4,797,078	$ 4,797,078
Foreign exchange transaction	144,526	16,156	(17,453)	$ 220,506
Balance	$ 4,924,151	$ 4,813,234	$ 4,779,625	$ 4,797,078